Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of income tax
Accumulated net taxable profit		Will pay	More of %	On the surplus of
More of	To
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	Onwards	14,750,000	35%	50,000,000

Schedule of provision for group income tax
	June 30, 2021	June 30, 2020	June 30, 2019
Current income tax	(958)	(386)	(337)
Deferred income tax	(20,715)	(9,476)	7,097
Minimum presumed income tax	-	(203)	-
Income tax from continuing operations	(21,673)	(10,065)	6,760

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A	0% - 40%
Bermuda	0%
Israel	23% - 24%

Schedule of reconciliation of income tax expense
	June 30, 2021	June 30, 2020	June 30, 2019
Profit / (loss) from continuing operations at tax rate applicable in the respective countries	2,099	(16,122)	17,519
Permanent differences:
Share of profit of associates and joint ventures	(1,314)	1,335	(2,498)
Unrecognized tax loss carryforwards	(2,361)	(1,253)	(2,772)
Inflation adjustment permanent difference	3,521	2,493	-
Tax rate differential	(15,186)	3,729	(122)
Gain from disposal of subsidiaries	-	-	859
Non-taxable profit, non-deductible expenses and others	(80)	2,659	(838)
Fiscal transparency	(168)	227	-
Tax inflation adjustment	(8,184)	(3,133)	(5,388)
Income tax from continuing operations	(21,673)	(10,065)	6,760

Schedule of deferred tax assets and liabilities
	June 30, 2021	June 30, 2020
Deferred income tax asset to be recovered after more than 12 months	1,599	22,629
Deferred income tax asset to be recovered within 12 months	4,421	1,306
Deferred income tax assets	6,020	23,935

	June 30, 2021	June 30, 2020
Deferred income tax liability to be recovered after more than 12 months	(73,816)	(86,116)
Deferred income tax liability to be recovered within 12 months	(506)	(3,012)
Deferred income tax liability	(74,322)	(89,128)
Deferred income tax liabilities, net	(68,302)	(65,193)

Schedule of movement in the deferred income tax assets and liabilities
	06.30.20	Cumulative translation adjustment	Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	Revaluation surplus reserve	Deconsolidation	Incorporation by business combination	06.30.21
Assets
Property, plant and equipment	445	74	56	-	(64)	-	511
Trade and other payables	7,986	2,436	(49)	-	(9,621)	-	752
Tax loss carry-forwards	12,836	2,320	(5,884)	-	(9,039)	-	233
Borrowings	231	-	845	-	-	-	1,076
Trade and other receivables	99	-	2,837	-	-	-	2,936
Others	2,338	522	(267)	-	(2,119)	38	512
Subtotal assets	23,935	5,352	(2,462)	-	(20,843)	38	6,020
Liabilities	-	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(77,595)	(1,492)	(7,211)	(83)	28,563	-	(57,818)
Trade and other receivables	(1,385)	-	(1,904)	-	-	-	(3,289)
Investments	(107)	-	104	-	-	-	(3)
Tax inflation adjustment	(6,491)	-	(6,509)	-	-	-	(13,000)
Borrowings	(1,433)	(475)	94	-	1,816	-	2
Intangible assets	(3,595)	(1,179)	168	-	4,531	-	(75)
Others	1,478	(525)	(2,718)	-	1,626	-	(139)
Subtotal liabilities	(89,128)	(3,671)	(17,976)	(83)	36,536	-	(74,322)
Assets (Liabilities), net	(65,193)	1,681	(20,438)	(83)	15,693	38	(68,302)
	06.30.19	Cumulative translation adjustment	Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	Revaluation surplus reserve	Charged / (Credited) to the revaluation surplus reserve	Deconsolidation	Incorporation by business combination	06.30.20
Assets
Property, plant and equipment	255	1,524	(1,334)	-	-	-	-	445
Investments	9	-	(9)	-	-	-	-	-
Trade and other payables	8,600	1,289	(1,256)	-	-	(647)	-	7,986
Tax loss carry-forwards	10,479	1,560	922	-	-	(125)	-	12,836
Others	1,805	250	613	-	-	-	-	2,668
Subtotal assets	21,148	4,623	(1,064)	-	-	(772)	-	23,935
Liabilities	-	-	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(87,425)	(260)	(11,864)	(137)	539	22,489	(937)	(77,595)
Trade and other receivables	(1,335)	-	(50)	-	-	-	-	(1,385)
Investments	(197)	-	90	-	-	-	-	(107)
Tax inflation adjustment	(4,532)	-	(1,959)	-	-	-	-	(6,491)
Borrowings	(1,589)	(424)	580	-	-	-	-	(1,433)
Intangible assets	(3,402)	(768)	575	-	-	-	-	(3,595)
Others	(802)	(804)	3,722	-	-	(273)	(365)	1,478
Subtotal liabilities	(99,282)	(2,256)	(8,906)	(137)	539	22,216	(1,302)	(89,128)
Assets (Liabilities), net	(78,134)	2,367	(9,970)	(137)	539	21,444	(1,302)	(65,193)

Schedule of tax loss carry forward
Date	Total
2024	31
2025	477
2026	157
Total	665